Income Taxes - Schedule of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Tax Provision [Abstract]
Current tax
Deferred income tax (benefit)	(270,668)	(1,515,501)	(1,004,681)
Total	(270,668)	(1,515,501)	(1,004,681)
Change in valuation allowance	270,668	1,515,501	1,004,681
Total income tax expense